Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Share-based compensation expenses
—Restricted shares owned by the Founder – equity component(a)	6,051	2,670	826
—Restricted shares owned by the Founder – liability component(a)	266	286	212
—Restricted shares owned by the Founder on behalf of certain key management founders(a)	93	48	14
—Share options(b)	4,168	2,817	25,391
—Shares awarded to Mr. Chen(c)	—	—	90,168
Total share-based compensation expenses	10,578	5,821	116,611

Summary of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of shares
	Restricted Shares held by the Founder on behalf of certain key management founders	Restricted Shares held by the Founder on his own behalf	Total
Outstanding at January 1, 2016	25,363,638	50,727,273	76,090,911
Vested	(8,454,546)	(16,909,091)	(25,363,637)
Outstanding at December 31, 2016	16,909,092	33,818,182	50,727,274
Vested	(8,454,546)	(16,909,091)	(25,363,637)
Outstanding at December 31, 2017	8,454,546	16,909,091	25,363,637
Surrender and cancellation(1)	(5,918,182)	—	(5,918,182)
Vested	(2,536,364)	(16,909,091)	(19,445,455)
Outstanding at December 31, 2018	—	—	—
(1)

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 Class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 Class A ordinary shares to key management founders and surrendered the remaining 17,672,728 Class A ordinary shares to the Company. Out of the 17,672,728 Class A ordinary shares surrendered, 5,918,182 shares were unvested restricted shares. The cancellation of these 5,918,182 shares is accounted for as an acceleration of vesting of such shares and the unrecognised share-based compensation expenses related to these 5,918,182 shares have been recognised in the consolidated financial statements for the year ended December 31, 2018. The share-based compensation expenses recognised due to the acceleration of vesting is not material.

Schedule of Movement of Liability Awards with Respect to Unsettled Restricted Shares Granted
15.	SHARE-BASED COMPENSATION (Continued)

The table below shows the details of the movement of liability-classified awards with respect to unsettled 50,727,273 restricted shares granted to the Founder for the years ended December 31, 2016, 2017 and 2018:

Liability-classified Awards (RMB)
Restricted Shares held by the Founder on his own behalf
Balance as at January 1, 2016	4,181
Share-based compensation expenses	266
Foreign currency translation adjustment	103
Balance as at December 31, 2016	4,550
Share-based compensation expenses	286
Foreign currency translation adjustment	(98)
Outstanding at December 31, 2017	4,738
Share-based compensation expenses	212
Foreign currency translation adjustment	408
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(5,358)
Outstanding at December 31, 2018	—

Assumptions used to Determine Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during 2016, 2017 and 2018 are summarized in the following table:
	Year ended December 31,
	2016	2017	2018
Risk-free interest rate	2.86%	3.06%-3.89%	3.62%~3.92%
Expected volatility	50.14%-50.15%	47.02%-49.44%	45.51%~46.99%
Expected life of option (years)	10	10	10
Expected dividend yield	—	—	—
Fair value per ordinary share	US$0.51	US$0.76-US$ 1.59	US$1.61-US$3.30

Summary of Stock Option Activity
15.	SHARE-BASED COMPENSATION (Continued)

A summary of the stock option activity under the 2015 and 2018 Share Incentive Plan for the years ended December 31, 2016, 2017 and 2018 is included in the table below.

	Options granted	Weighted average
	Share Number	exercise price (US$)
Outstanding at January 1, 2016	4,740,000	0.06
Granted	1,860,000	0.24
Forfeited	(980,000)	0.04
Outstanding at December 31, 2016	5,620,000	0.12
Granted	2,700,000	0.52
Forfeited	(780,000)	0.27
Outstanding at December 31, 2017	7,540,000	0.25
Granted	6,130,000	0.64
Forfeited	(410,000)	0.43
Outstanding at December 31, 2018	13,260,000	0.43

Summary Regarding Share Options Granted

The following table summarizes information regarding the share options granted as of December 31, 2016, 2017 and 2018:

	As of December 31, 2016
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	5,620,000	0.12	9.22	1,854
Exercisable	915,000	0.02	8.83	366
Expected to vest	4,187,450	0.14	9.29	1,324

	As of December 31, 2017
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	7,540,000	0.25	8.65	3,697
Exercisable	2,612,500	0.06	7.99	987
Expected to vest	4,385,475	0.35	9.00	2,695

	As of December 31, 2018
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	13,260,000	0.43	8.40	18,705
Exercisable	3,945,000	0.08	7.03	1,752
Expected to vest	8,290,350	0.57	8.97	15,373